Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Service Fee Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of service fee income [line items]
Commissions from deposits accounts	$ 2,209,321	$ 2,334,411
Commissions from credit and debit cards	2,185,031	2,339,449
Commissions from loans operations	391,181	353,234
Others	1,142,156	1,036,625
Total	$ 5,927,689	$ 6,063,719